Shareholders' Deficit (Details) - Schedule of Reconciliation of the Series A Preferred Stock (Parentheticals)	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule Of Reconciliation Of The Series A Preferred Stock Included In Mezzanine Equity In The Consolidated Balance Sheets [Abstract]
Temporary equity stock issuance costs	$ 1,298,387